Prepayments - Summary of Current and Non-Current Prepayments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Non-current
Prepaid expenses	₨ 1,018	$ 12	₨ 875
Total	1,018	12	875
Current
Prepaid expenses	1,311	16	970
Total	₨ 1,311	$ 16	₨ 970